Income Tax - Summary of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax:
Current Taxes	€ 35,093	€ 28,604	€ 18,883
Prior Years Taxes	(6,544)	918	1,620
Deferred tax:
Deferred Taxes	2,855	(11,840)	(4,496)
Income tax expense reported in the statement of profit or loss	€ 31,404	€ 17,682	€ 16,007